RELATED PARTY TRANSACTIONS - Key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Salaries and benefits	$ 1,674	$ 1,982
Directors fees	478	417
Termination benefits	658
Share-based compensation	1,227	1,033
Key management personnel compensation	$ 4,037	$ 3,432